Fees Summary	Sep. 03, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 81,843,741.27
Previously Paid Amount	0
Total Fee Amount	11,302.62
Net Fee	$ 11,302.62
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A